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August 24, 2006




U.S. Securities & Exchange Commission
100 F Street, N.E.              Via electronic filing
Washington, DC 20549


RE:  VANGUARD WHITEHALL FUNDS (THE TRUST)
     FILE NO.  33-64845
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Commissioners:


Enclosed is Post-Effective Amendment No. 33 to the registration statement on Form N-1A for the Vanguard Whitehall Funds (the "Trust"). The purpose of this Amendment is to: (1) add a new series to the Trust that will be known as Vanguard High Dividend Yield Index Fund, and (2) to effect a number of non-material editorial changes. Note that the cover of Vanguard High Dividend Yield Index Fund's prospectus will include the pre-effective language required by Rule 481(b)(2).


Pursuant to the requirements of Rule 485(a) we have designated an effective date of November 10, 2006 for this Amendment. Prior to November 10, Vanguard will submit a Rule 485(b) filing that responds to SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will designate the same effective date for the Rule 485(b) filing as we have for this Amendment.




Please contact me at (610) 669-1538 with any questions or comments that you may have concerning the enclosed Amendment.




Sincerely,




Judith L. Gaines

Associate Counsel


Securities Regulation, Legal Department.

Enclosures

cc: Christian Sandoe, Esq.
  Division of Investment Management